EXHIBIT 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2010-3

Collection Period	10/01/11-10/31/11
Determination Date	11/9/2011
Distribution Date	11/15/2011

Pool Balance

1 .	Pool Balance on the close of the last day of the preceding Collection Period			$447,931,946.75
2 .	Collections allocable to Principal			$15,436,977.88
3 .	Purchase Amount allocable to Principal			$0.00
4 .	Defaulted Receivables			$511,135.67

5 .	Pool Balance on the close of the last day of the related Collection Period (Ln1 - Ln2 - Ln3 - Ln4)			$431,983,833.20

6 .	Total number of Receivables outstanding on the close of the last day of the related Collection Period			33,912

7 .	Initial Pool Balance			$650,000,011.40

			Beginning	End
8 .	Note Balances		of Period	of Period

	a.	Class A-1 Note Balance	$0.00	$0.00
	b.	Class A-2 Note Balance	$123,212,967.55	$107,504,075.70
	c.	Class A-3 Note Balance	$167,000,000.00	$167,000,000.00
	d.	Class A-4 Note Balance	$108,750,000.00	$108,750,000.00
	e.	Class B Note Balance	$16,900,000.00	$16,900,000.00
	f.	Class C Note Balance	$17,225,000.00	$17,225,000.00
	g.	Class D Note Balance	$8,125,000.00	$8,125,000.00

	h.	Note Balance (sum a - g)	$441,212,967.55	$425,504,075.70

9 .	Pool Factors

	a.	Class A-1 Note Pool Factor	0.0000000	0.0000000
	b.	Class A-2 Note Pool Factor	0.6099652	0.5321984
	c.	Class A-3 Note Pool Factor	1.0000000	1.0000000
	d.	Class A-4 Note Pool Factor	1.0000000	1.0000000
	e.	Class B Note Pool Factor	1.0000000	1.0000000
	f.	Class C Note Pool Factor	1.0000000	1.0000000
	g.	Class D Note Pool Factor	1.0000000	1.0000000

	h.	Note Pool Factor	0.6787892	0.6546217

10 .	Overcollateralization Target Amount			$6,479,757.50
11 .	Current overcollateralization amount (Pool Balance - Note Balance)			$6,479,757.50
12 .	Weighted Average Coupon		%	9.00%
13 .	Weighted Average Original Term		months	65.34
14 .	Weighted Average Remaining Term		months	48.48

Collections

15 .	Finance Charges:
	a.	Collections allocable to Finance Charge		$3,434,976.03
	b.	Liquidation Proceeds allocable to Finance Charge		$653.91
	c.	Purchase Amount allocable to Finance Charge		$0.00

	d.	Available Finance Charge Collections (sum a - c)		$3,435,629.94

16 .	Principal:
	a.	Collections allocable to Principal		$15,436,977.88
	b.	Liquidation Proceeds allocable to Principal		$292,542.73
	c.	Purchase Amount allocable to Principal		$0.00

	d.	Available Principal Collections (sum a - c)		$15,729,520.61

17 .	Total Finance Charge and Principal Collections (15d+16d)			$19,165,150.55
18 .	Interest Income from Collection Account			$1,590.97
19 .	Simple Interest Advances			$0.00

20 .	Available Collections (Ln17+18+19)			$19,166,741.52

Available Funds

21 .	Available Collections			$19,166,741.52

22 .	Reserve Account Draw Amount		$0.00

23 .	Available Funds		$19,166,741.52

Application of Available Funds

24 .	Servicing Fee
	a.	Monthly Servicing Fee	$373,276.62
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$373,276.62

	d.	Shortfall Amount (a + b - c)	$0.00

25 .	Unreimbursed Servicer Advances		$0.00

26 .	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$2,799.57
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$2,799.57

	e.	Shortfall Amount (a + b + c - d)	$0.00

27 .	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$0.00
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$0.00

	e.	Class A-2 Monthly Interest	$77,008.10
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$77,008.10

	i.	Class A-3 Monthly Interest	$137,775.00
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$137,775.00

	m.	Class A-4 Monthly Interest	$127,781.25
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$127,781.25

28 .	Priority Principal Distributable Amount		$0.00

29 .	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$28,166.67
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$28,166.67

30 .	Secondary Principal Distributable Amount		$0.00

31 .	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$37,177.29
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$37,177.29

32 .	Tertiary Principal Distributable Amount		$1,104,134.35

33 .	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$24,239.58
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$24,239.58

34 .	Quaternary Principal Distributable Amount		$8,125,000.00

35 .	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$10,037,358.43

36 .	Reserve Account Deficiency		$0.00

37 .	Regular Principal Distributable Amount		$6,479,757.50

38 .	Remaining Unpaid Servicer Transition Expenses, if any		$0.00

39 .	Additional Servicing Fees, if any		$0.00

40 .	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41 .	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$3,435,629.94
	b.	Total Daily Deposits of Principal Collections	$15,729,520.61
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$1,590.97

	e.	Total Deposits to Collection Account (sum a - d)	$19,166,741.52

42 .	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$373,276.62
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$2,799.57
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$16,141,039.74
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,649,625.59

	f.	Total Withdrawals from Collection Account (sum a - e)	$19,166,741.52

Note Payment Account Activity

43 .	Deposits
	a.	Class A-1 Interest Distribution	$0.00
	b.	Class A-2 Interest Distribution	$77,008.10
	c.	Class A-3 Interest Distribution	$137,775.00
	d.	Class A-4 Interest Distribution	$127,781.25
	e.	Class B Interest Distribution	$28,166.67
	f.	Class C Interest Distribution	$37,177.29
	g.	Class D Interest Distribution	$24,239.58
	h.	Class A-1 Principal Distribution	$0.00
	i.	Class A-2 Principal Distribution	$15,708,891.85
	j.	Class A-3 Principal Distribution	$0.00
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$16,141,039.74

44 .	Withdrawals
	a.	Class A-1 Distribution	$0.00
	b.	Class A-2 Distribution	$15,785,899.95
	c.	Class A-3 Distribution	$137,775.00
	d.	Class A-4 Distribution	$127,781.25
	e.	Class B Distribution	$28,166.67
	f.	Class C Distribution	$37,177.29
	g.	Class D Distribution	$24,239.58

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$16,141,039.74

Certificate Payment Account Activity

45 .	Deposits
	a.	Excess Collections	$2,649,625.59
	b.	Reserve Account surplus (Ln 55)	$156.85

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$2,649,782.44

46 .	Withdrawals
	a.	Certificateholder Distribution	$2,649,782.44

	b.	Total Withdrawals from Certificate Payment Account	$2,649,782.44

Required Reserve Account Amount

47 .	Lesser of: (a or b)
	a.	$1,625,000.00	$1,625,000.00
	b.	Note Balance	$425,504,075.70

48 .	Required Reserve Account Amount		$1,625,000.00

Reserve Account Reconciliation

49 .	Beginning Balance (as of end of preceding Distribution Date)		$1,625,000.00

50 .	Investment Earnings		$156.85

51 .	Reserve Account Draw Amount		$0.00

52 .	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)		$1,625,156.85

53 .	Deposit from Available Funds (Ln 42d)		$0.00

54 .	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00

55 .	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist		$156.85

56 .	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)			$1,625,000.00
57 .	Reserve Account Deficiency (Ln48 - Ln56)			$0.00

Instructions to the Trustee
58 .	Amount to be deposited from the Reserve Account into the Collection Account			$0.00
59 .	Amount to be paid to Servicer from the Collection Account			$373,276.62
60 .	Amount to be paid to Backup Servicer from the Collection Account			$2,799.57
61 .	Amount to be deposited from the Collection Account into the Note Payment Account			$16,141,039.74
62 .	Amount to be deposited from the Collection Account into the Certificate Payment Account			$2,649,625.59
63 .	Amount to be deposited from the Collection Account into the Reserve Account			$0.00
64 .	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds
	Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount		$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists		$156.85
65 .	Amount to be paid to Class A-1 Noteholders from the Note Payment Account			$0.00
66 .	Amount to be paid to Class A-2 Noteholders from the Note Payment Account			$15,785,899.95
67 .	Amount to be paid to Class A-3 Noteholders from the Note Payment Account			$137,775.00
68 .	Amount to be paid to Class A-4 Noteholders from the Note Payment Account			$127,781.25
69 .	Amount to be paid to Class B Noteholders from the Note Payment Account			$28,166.67
70 .	Amount to be paid to Class C Noteholders from the Note Payment Account			$37,177.29
71 .	Amount to be paid to Class D Noteholders from the Note Payment Account			$24,239.58
72 .	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus			$2,649,782.44

Net Loss and Delinquency Activity
73 .	Net Losses with respect to preceding Collection Period			$217,939.03
74 .	Cumulative Net Losses			$2,627,311.48
75 .	Cumulative Net Loss Percentage			0.4042%
76 .	Delinquency Analysis		Number of Loans	Principal Balance
	a.	31 to 60 days past due	631	$7,491,212.20
	b.	61 to 90 days past due	204	$2,104,337.93
	c.	91 or more days past due	126	$1,040,709.16

	d.	Total Past Due (sum a-c)	961	10,636,259.29

Servicer Covenant
77 .	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$2,542,141,000.00
78 .	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on November 09, 2011.

CARMAX BUSINESS SERVICES, LLC As Servicer

By:	/s/ Thomas W. Reedy

Name:	Thomas W. Reedy

Title:	Sr. Vice President, Chief Financial Officer & Treasurer